Inventories	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Inventories
(11) Inventories

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020
Chemical products inventories	130.2	109.4
Equipment inventories	71.8	52.8
Valuation allowance on chemical product inventories	(5.3)	(4.8)
Valuation allowance on Equipment inventories	(11.0)	(12.0)

Total	185.8	145.4

Inventories comprise of the following:

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020
Raw materials	105.0	76.7
Finished and unfinished goods	80.8	68.7

Total	185.8	145.4